Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 445
Change in defined benefit obligations:
Current service cost	56	$ 66
Interest income (cost)	(13)	(13)
Foreign exchange rate movement	(4)	(3)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(825)	(234)
Fair value of plan assets	2,799	3,643
Defined benefit (obligation)	(2,969)	(4,088)
Net defined benefit liability (asset) - ending balance	170	445
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	193
Change in defined benefit obligations:
Current service cost	49	59
Interest income (cost)	(5)	(6)
Foreign exchange rate movement	(1)	(3)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(825)	(234)
Fair value of plan assets	2,799	3,643
Defined benefit (obligation)	(2,763)	(3,836)
Net defined benefit liability (asset) - ending balance	(36)	193
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	252
Change in defined benefit obligations:
Current service cost	7	7
Interest income (cost)	(8)	(7)
Foreign exchange rate movement	(3)	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(206)	(252)
Net defined benefit liability (asset) - ending balance	206	252
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	4,088	4,337
Change in defined benefit obligations:
Current service cost	56	66
Interest income (cost)	(114)	(105)
Actuarial losses (gains)	(1,078)	(192)
Benefits paid	(208)	(207)
Foreign exchange rate movement	(3)	(21)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	2,969	4,088
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,836	4,060
Change in defined benefit obligations:
Current service cost	49	59
Interest income (cost)	(106)	(98)
Actuarial losses (gains)	(1,027)	(169)
Benefits paid	(194)	(192)
Foreign exchange rate movement	(7)	(20)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	2,763	3,836
Present value of defined benefit obligation | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	252	277
Change in defined benefit obligations:
Current service cost	7	7
Interest income (cost)	(8)	(7)
Actuarial losses (gains)	(51)	(23)
Benefits paid	(14)	(15)
Foreign exchange rate movement	4	(1)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	206	252
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,643)	(3,909)
Change in defined benefit obligations:
Interest income (cost)	101	92
Benefits paid	(208)	(207)
Foreign exchange rate movement	(10)	(25)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(825)	(234)
Employer contributions	99	109
Net defined benefit liability (asset) - ending balance	(2,799)	(3,643)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,643)	(3,909)
Change in defined benefit obligations:
Interest income (cost)	101	92
Benefits paid	(194)	(192)
Foreign exchange rate movement	(10)	(25)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(825)	(234)
Employer contributions	85	94
Net defined benefit liability (asset) - ending balance	(2,799)	(3,643)
Plan assets | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(14)	(15)
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	14	15
Net defined benefit liability (asset) - ending balance	$ 0	$ 0